Consolidated Balance Sheets - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Current Assets:
Cash and cash equivalents	$ 457,495	$ 1,058,138
Accounts receivable, net – third parties	441,703	2,856,105
Accounts receivable, net - related party	93,589	199,999
Advances to suppliers, net – third parties	281,600	987,756
Advances to suppliers, net - related party	3,842,620	4,034,124
Inventories, net	463,731	420,017
Prepayments and other current assets	389,864	1,297,344
Receivable from disposition - current	7,059,559
Prepayment for construction of properties		1,073,100
Current assets held for sale associated with discontinued operation		1,352,927
Total Current Assets	13,030,161	13,279,510
Property, plant and equipment, net	9,707,602	11,384,447
Intangible assets, net	4,111,029	1,531,512
Long-term investment in equity investee	2,758,228	2,836,050
Right-of-use assets	278,269	364,226
Goodwill	1,075,778
Non-current assets held for sale associated with discontinued operation		28,578,328
Total Assets	30,961,067	57,974,073
Current Liabilities:
Short term loans	2,353,500	6,478,088
Long term bank loans - current portion		613,055
Convertible debt	1,645,000
Advances from customers	2,061,203	3,253,527
Advances from customers-related party		2,177
Deferred revenue		30,660
Deferred grants - current	269,061
Accounts payable	2,121,313	502,043
Accounts payable - related party	10,199	153,344
Accrued and other liabilities	3,103,056	913,352
Loans from third-parties	1,593,977	766,500
Taxes payable	2,599,770	2,493,685
Due to related parties	472,439	1,019,469
Operating lease liabilities, current	155,857	114,161
Deferred tax liability	370,856
Current liabilities held for sale associated with discontinued operation		6,654,725
Total Current Liabilities	16,756,231	22,994,786
Deferred grants - noncurrent		490,560
Operating lease liabilities - noncurrent	120,558	241,606
Noncurrent liabilities held for sale associated with discontinued operation		6,285,300
Total Liabilities	16,876,789	30,012,252
Commitments and Contingencies
Stockholders’ Equity:
Common Share, $0.001 par value, 200,000,000 shares authorized, 28,965,034 shares and 24,135,000 shares issued and outstanding as of December 31, 2021 and 2020, respectively	28,966	24,135
Additional paid-in capital	46,776,170	43,709,127
Statutory reserve	1,230,387	2,386,119
Accumulated deficit	(33,347,984)	(17,245,453)
Accumulated other comprehensive loss	(1,135,386)	(1,598,819)
Total ReTo Eco-Solutions Inc. Shareholders’ Equity	13,552,153	27,275,109
Noncontrolling interest	532,125	686,712
Total Equity	14,084,278	27,961,821
Total Liabilities and Equity	$ 30,961,067	$ 57,974,073